Securities Available For Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Securities Available For Sale

NOTE 5 – SECURITIES AVAILABLE FOR SALE

The fair value of securities available for sale at September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012
	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$15,358	$52	$(74)
State and political subdivisions	11,053	771	(16)
Mortgage-backed securities – Government sponsored entities (GSE) residential	24,190	443	(24)
Preferred stock	13	—	(2)
SBA guaranteed	243	3	—

	$50,857	$1,269	$(116)

	December 31, 2011
	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$9,041	$42	$—
State and political subdivisions	12,926	482	(3)
Mortgage-backed securities – GSE residential	21,665	477	(1)
Preferred stock	25	10	—
SBA guaranteed	274	1	(1)

	$43,931	$1,012	$(5)

Securities classified as U. S. government agencies include notes issued by government-sponsored enterprises such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. The SBA-guaranteed securities are pools of loans guaranteed by the Small Business Administration.

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at September 30, 2012 and December 31, 2011:

	September 30, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U. S. government agencies	$6,311	$(74)	$—	$—	$6,311	$(74)
State and political subdivisions	547	(16)	—	—	547	(16)
Mortgage-backed securities – GSE residential	3,658	(23)	23	—	3,681	(24)
Preferred stock	13	(2)			13	(2)
SBA guaranteed	—	—	26	(1)	26	—

Total temporarily impaired securities	$10,529	$(115)	$49	$(1)	$10,578	$(116)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
State and political subdivisions	$—	$—	$476	$(3)	$476	$(3)
Mortgage-backed securities – GSE residential	109	(1)	—	—	109	(1)
Preferred stock	—	—	229	(1)	229	(1)

Total temporarily impaired securities	$109	$(1)	$705	$(4)	$814	$(5)

Unrealized gains and losses within the investment portfolio are determined to be temporary. The Company has performed an evaluation of its investments for other than temporary impairment and there was no impairment identified during the nine months ended September 30, 2012. The entire portfolio is classified as available for sale, however, management has no specific intent to sell any securities, and it is more likely than not that the Company will not have to sell any security before recovery of its amortized cost basis.

The fair values of securities available for sale at September 30, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	$62	$62
Due after one year through five years	951	980
Due after five years through ten years	2,658	2,679
Due after ten years	22,007	22,690

Mortgage-backed securities	23,771	24,190
Preferred stock	15	13
SBA guaranteed	240	243

	$49,704	$50,857

Securities with a carrying value of approximately $29.8 million at September 30, 2012 were pledged to secure public deposits and Federal Home Loan Bank advances as well as for other purposes as required or permitted by law.

Sales activities for securities for the three and nine months ended September 30, 2012 and 2011 is shown in the following table:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Sales proceeds	$—	$—	$4,392	$2,526
Gross gains on sales	—	—	141	104

NOTE 4 – SECURITIES AVAILABLE FOR SALE

The fair value of securities available for sale at year end is as follows:

2011	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses

U. S. government agencies	$9,041	$42	$—
States and political subdivisions	12,926	482	(3)
Mortgage-backed – Government sponsored enterprises (GSE) residential	21,665	477	(1)
Preferred stock	25	10	—
SBA guaranteed	274	1	(1)

	$43,931	$1,012	$(5)

2010	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses

U. S. government agencies	$11,801	$13	$(216)
States and political subdivisions	12,868	173	(470)
Mortgage-backed – Government sponsored enterprises (GSE) residential	18,198	248	(154)
Preferred stock	11	—	(3)
SBA guaranteed	297	—	(3)

	$43,175	$434	$(846)

Securities classified as U. S. government agencies include notes issued by government-sponsored enterprises such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. The SBA-guaranteed securities are pools of the loans guaranteed by the Small Business Administration.

The fair values of securities available for sale at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity are shown separately.

	Amortized Cost	Fair Value

Due in one year or less	32	32
Due after one year through five years	1,012	1,040
Due after five years through ten years	1,864	1,876
Due after ten years	18,539	19,019

Mortgage-backed – GSE residential	21,187	21,665
Preferred stock	15	25
SBA guaranteed	275	274

	$42,924	$43,931

Securities with a carrying value of approximately $24,630,000 and $22,665,000 at December 31, 2011 and 2010, respectively, were pledged to secure public deposits, Federal Home Loan Bank advances and for other purposes as required or permitted by law.

Sales of securities were as follows:

	2011	2010

Proceeds	$2,526	$5,424
Gross gains	104	139
Gross losses	—	—

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2011 and 2010 was $814,000 and $27,029,000, respectively, which is approximately 1.9% and 62.6% of the Company’s investment portfolio, respectively. These declines primarily resulted from changes in market interest rates and current depressed market conditions. Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary. Should the impairment of any of these securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

2011	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$—	$—	$476	$(3)	$476	$(3)
Mortgage-backed – GSE residential	109	(1)	—	—	109	(1)
Preferred stock	—	—	229	(1)	229	(1)

Total temporarily impaired securities	$109	$(1)	$705	$(4)	$814	$(5)

2010	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. government agencies	$7,788	$(216)	$—	—	$7,788	$(216)
State and political subdivisions	8,411	(365)	1,568	(105)	9,979	(470)
Mortgage-backed – GSE residential	9,002	(154)	—	—	9,002	(154)
Preferred stock	11	(3)	—	—	11	(3)
SBA guaranteed	136	(1)	113	(2)	249	(3)

Total temporarily impaired securities	$25,348	$(739)	$1,681	$(107)	$27,029	$(846)